Share-based compensation - 2020 Plan (Detail) - 2020 Incentive Plan - shares	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares that may be granted		31,000,000
Number of shares granted	0